US Securities and Exchange Commission
        	  Washington, D.C.  20549

            		  Form 24F-2
       	Annual Notice of Securities Sold
        	 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Asset Builder Program, Inc.
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Merrill Lynch Quality Bond Portfolio - Classes A, B, C, & D
    Merrill Lynch Fundamental Value Portfolio - Classes A, B, C, & D
    Merrill Lynch Global Opportunity Portfolio - Classes A, B, C, & D
    Merrill Lynch U.S. Government Securities Portfolio - Classes A, B, C, & D Merrill Lynch Growth Opportunity Portfolio - Classes A, B, C, & D

3.  Investment Company Act File Number:   811-7177

    Securities Act File Number:   33-53887


4.  Last day of fiscal year for which this notice is filed:

		 January 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

		     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Merrill Lynch Quality Bond Portfolio  		0 Shares
    Merrill Lynch Fundamental Value Portfolio	0 Shares
    Merrill Lynch Global Opportunity Portfolio		0 Shares
    Merrill Lynch U.S. Government Securities Portfolio	0 Shares
    Merrill Lynch Growth Opportunity Portfolio               	0 Shares


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Merrill Lynch Quality Bond Portfolio			0 Shares
    Merrill Lynch Fundamental Value Portfolio		0 Shares
    Merrill Lynch Global Opportunity Portfolio		0 Shares
    Merrill Lynch U.S. Government Securities Portfolio	0 Shares
    Merrill Lynch Growth Opportunity Portfolio        	0 Shares


9. Number and aggregate sale price of securities sold during the fiscal year:

    Merrill Lynch Quality Bond Portfolio	    389, 810 Shares	$ 3,823,907
    Merrill Lynch Fundamental Value Portfolio 1,688,333 Shares	$ 21,305,377
    Merrill Lynch Global Opp Portfolio       2,014,543 Shares   $ 22,185,570
    Merrill Lynch U.S. Govt Securities Portfolio  296,550  Shares  $ 3,029,219
    Merrill Lynch Growth Opp Portfolio             1,598,951 Shares	$ 16,534,936


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Merrill Lynch Quality Bond Portfolio	      389,810 Shares   $ 3,823,907
    Merrill Lynch Fundamental Value Portfolio 1,688,333 Shares   $ 21,305,377
    Merrill Lynch Global Opp Portfolio        2,014,543 Shares   $ 22,185,570
    Merrill Lynch U.S. Govt Securities Portfolio  296,550 Shares   $ 3,029,219
    Merrill Lynch Growth Opp Portfolio 	  1,598,951 Shares   $ 16,534,936


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Merrill Lynch Quality Bond Portfolio	   50,189 Shares    $ 504,605
    Merrill Lynch Fundamental Value Portfolio 115,959 Shares   $ 1,520,481
    Merrill Lynch Global Opp Portfolio	   45,356 Shares    $ 516,143
    Merrill Lynch U.S. Govt Securities Portfolio  62,101 Shares   $ 331,947
    Merrill Lynch Growth Opportunity Portfolio	0 Shares   $ 0

12.  Calculation of registration fee:

A) Merrill Lynch Quality Bond Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 3,823,907

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  504,605

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  1,180,100

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 3,148,412
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $954.06

B) Merrill Lynch Fundamental Value Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 21,305,377

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $   1,520,481

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 6,201,357

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 16,624,501
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 5,037.73

C) Merrill Lynch Global Opportunity Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 22,185,570

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 516,143

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 7,953,048

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 14,748,665
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $4,469.29

D) Merrill Lynch U.S. Government Securities Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 3,029,219

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 331,947

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 2,103,492

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 1,257,674
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 381.11

E) Merrill Lynch Growth Opportunity Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 16,534,936

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  0

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 2,944,770

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 13,590,166
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 4,118.23


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

		       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

	March 24, 1997

			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date  March 25, 1997